UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
OCTOBER 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.0%
	Shares	Value
CONSUMER DISCRETIONARY — 7.8%
Allison Transmission Holdings	11,000	$357,280
Gentherm *	12,600	525,420
GNC Holdings, Cl A	7,300	303,461
NIKE, Cl B	5,459	507,523
Nordstrom	9,059	657,774
Tupperware Brands	3,000	191,250
VF	6,670	451,426

		2,994,134

CONSUMER STAPLES — 10.8%
Colgate-Palmolive	9,600	642,048
Diageo ADR	5,363	632,673
Nestle ADR	10,779	790,424
PepsiCo	7,000	673,190
Reckitt Benckiser Group	9,439	792,724
Wal-Mart Stores	8,243	628,693

		4,159,752

ENERGY — 7.0%
Apache	6,383	492,768
Chevron	7,930	951,203
FMC Technologies *	7,200	403,488
Schlumberger	8,700	858,342

		2,705,801

FINANCIALS — 17.4%
Aflac	11,059	660,554
American Express	4,300	386,785
Berkshire Hathaway, Cl B *	8,000	1,121,280
BlackRock	2,702	921,679
Capital One Financial	12,800	1,059,456
Goldman Sachs Group	2,529	480,485

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
OCTOBER 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
HSBC Holdings ADR	13,478	$687,648
JPMorgan Chase	8,559	517,648
PNC Financial Services Group	7,680	663,475
Portfolio Recovery Associates *	3,400	215,050

		6,714,060

HEALTH CARE — 13.2%
Abbott Laboratories	9,700	422,823
Air Methods *	7,500	354,225
Baxter International	10,400	729,456
Gilead Sciences *	11,730	1,313,760
Johnson & Johnson	9,928	1,070,040
McKesson	2,100	427,161
Mednax *	6,035	376,765
Thermo Fisher Scientific	3,400	399,738

		5,093,968

INDUSTRIALS — 14.3%
3M	5,600	861,112
ABB ADR	30,742	674,480
CSX	17,579	626,340
Graco	3,330	261,405
Illinois Tool Works	7,618	693,619
Komatsu	21,949	509,912
Orbital Sciences *	18,200	478,660
Precision Castparts	3,700	816,590
United Technologies	5,700	609,900

		5,532,018

INFORMATION TECHNOLOGY — 20.9%
Accenture, Cl A	12,119	983,093
Amphenol, Cl A	14,734	745,246
CSG Systems International	5,000	132,550
Global Payments	6,527	525,423

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
OCTOBER 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Google, Cl C *	1,270	$710,032
MaxLinear, Cl A *	27,000	191,430
Microsoft	24,521	1,151,261
NeuStar, Cl A *	9,097	240,252
QUALCOMM	9,300	730,143
SAP ADR	8,996	612,897
Syntel *	6,865	594,578
Taiwan Semiconductor Manufacturing ADR	41,291	909,228
WEX *	2,700	306,612
Zebra Technologies, Cl A *	3,400	250,750

		8,083,495

MATERIALS — 0.6%
BHP Billiton ADR	4,186	248,816

TOTAL COMMON STOCK (Cost $20,308,052)		35,532,044

EXCHANGE TRADED FUNDS — 7.1%
iShares MSCI All Country Asia ex Japan ETF	4,400	276,716
iShares MSCI EMU ETF	27,565	1,030,931
WisdomTree Japan Hedged Equity Fund	26,931	1,449,426

TOTAL EXCHANGE TRADED FUNDS (Cost $2,362,235)		2,757,073

CASH EQUIVALENT — 1.0%
BlackRock Liquidity Funds TempFund Portfolio — Institutional, 0.030% (A) (Cost $402,030)	402,030	402,030

TOTAL INVESTMENTS — 100.1% (Cost $23,072,317)†		$38,691,147

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
OCTOBER 31, 2014
(Unaudited)

Percentages are based on Net Assets of $38,641,551.

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $23,072,317, and the unrealized appreciation and depreciation were $15,804,037 and $(185,207), respectively.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of October 31, 2014.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

As of October 31, 2014, all of the Fund’s investments were Level 1. There were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LHI-QH-001-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: December 23, 2014